Annual Total Returns - Fidelity Freedom Index 2020 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2020 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	0.34%
Annual Return 2012	10.00%
Annual Return 2013	11.10%
Annual Return 2014	5.84%
Annual Return 2015	(0.82%)
Annual Return 2016	6.91%
Annual Return 2017	13.90%
Annual Return 2018	(3.85%)
Annual Return 2019	18.16%
Annual Return 2020	12.70%